Significant Accounting Policies - Contract Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Trade receivables (included in accounts receivable, net)		$ 6,896	$ 7,895
Contract liabilities (included in accrued expenses)	$ 53	$ 67	$ 53
Change in Contract with Customer, Liability [Abstract]
Balance at December 31, 2017	53
Adoption of ASU 2014-09	17
Loyalty program earnings and gift card issuances	332
Redemption and breakage	(335)
Balance at December 31, 2018	$ 67